Vessels	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Vessels
Vessels
At December 31, 2015 the Company owned, ten Kamsarmax vessels and 15 Ultramax vessels. A rollforward of activity within vessels is as follows:

Balance, December 31, 2013	$—
Transfer from vessels under construction	67,319
Depreciation	(686)
Balance December 31, 2014	$66,633
Transfer from vessels under construction and other additions	1,002,912
Depreciation	(14,263)
Transferred to assets held for sale	(290,828)
Balance December 31, 2015	$764,454

During 2015, vessels and accumulated depreciation were reduced by approximately $294,451 and $3,623, respectively, for vessels that were sold or are currently classified as held for sale. All of our vessels serve as collateral against existing loan facilities.
Owned vessels

Vessel Name	Year Built	DWT	Vessel Type
SBI Antares	2015	61,000	Ultramax
SBI Athena	2015	64,000	Ultramax
SBI Bravo	2015	61,000	Ultramax
SBI Leo	2015	61,000	Ultramax
SBI Echo	2015	61,000	Ultramax
SBI Lyra	2015	61,000	Ultramax
SBI Tango	2015	61,000	Ultramax
SBI Maia	2015	61,000	Ultramax
SBI Hydra	2015	61,000	Ultramax
SBI Subaru	2015	61,000	Ultramax
SBI Pegasus	2015	64,000	Ultramax
SBI Ursa	2015	61,000	Ultramax
SBI Thalia	2015	64,000	Ultramax
SBI Cronos	2015	61,000	Ultramax
SBI Orion	2015	64,000	Ultramax
Total Ultramax		927,000
SBI Cakewalk	2014	82,000	Kamsarmax
SBI Charleston	2014	82,000	Kamsarmax
SBI Samba	2015	84,000	Kamsarmax
SBI Rumba	2015	84,000	Kamsarmax
SBI Capoeira	2015	82,000	Kamsarmax
SBI Electra	2015	82,000	Kamsarmax
SBI Carioca	2015	82,000	Kamsarmax
SBI Conga	2015	82,000	Kamsarmax
SBI Flamenco	2015	82,000	Kamsarmax
SBI Bolero	2015	82,000	Kamsarmax
Total Kamsarmax		824,000
Total Owned Vessels DWT		1,751,000